Taxes - Current and deferred income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	$ (234)	$ (119)	$ (202)
Deferred tax income/(expense)	192	223	(122)
Total income tax (expense)/income	(42)	104	(324)
Country of domicile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	(118)	(14)	(34)
Deferred tax income/(expense)	45	96	(246)
Foreign countries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax expense	(116)	(105)	(168)
Deferred tax income/(expense)	$ 147	$ 127	$ 124